Note 26 - Retained earnings, revaluation reserves and other reserves	6 Months Ended
Jun. 30, 2020
Retained earnings, revaluation reserves and other reserves.
Retained earnings, revaluation reserves and other reserves

26. Retained earnings and other reserves

The breakdown of the balance under this heading in the accompanying consolidated balance sheet is as follows:

Retained earnings and other reserves (Millions of Euros)
	June 2020	December 2019
Retained earnings	30,589	29,388
Other reserves	(160)	(119)
Total	30,429	29,268